Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net (Parentheticals)	Dec. 31, 2023
Computer and office equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Estimated useful life	5 years
Leasehold Improvements [Member]
Schedule of Property and Equipment, Net [Line Items]
Estimated useful life	2 years